Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 8.3	$ 9.9	$ 7.3
Interest cost	14.6	14.4	13.0
Expected return on plan assets	(16.6)	(17.5)	(15.4)
Amortization of prior service cost	(0.9)	(1.0)	(1.0)
Amortization of actuarial loss	4.8	7.7	1.9
Net periodic benefit (credit) cost	10.2	13.5	5.8
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	14.9	14.4	13.5
Interest cost	7.0	7.0	8.2
Expected return on plan assets	(3.9)	(3.8)	(4.5)
Amortization of prior service cost	0.4	0.3	0.3
Amortization of actuarial loss	1.5	3.1	1.1
Settlement loss (gain)	(2.5)	0.0	0.1
Curtailment loss (gain)	0.1	0.0	0.1
Special termination benefits	0.1	0.1
Net periodic benefit (credit) cost	17.6	21.1	18.8
Postretirement Benefits Other Than Pensions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0.4	0.5	1.3
Interest cost	0.8	0.8	1.6
Amortization of prior service cost	(2.1)	(2.2)	(0.1)
Amortization of actuarial loss	(0.1)	(0.1)	(0.1)
Net periodic benefit (credit) cost	$ (1.0)	$ (1.0)	$ 2.7